Segmented and geographic information (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Detailed Report of Segments and Geographic Areas

$ millions, for the year ended October 31		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total	Canada (1)	U.S. (1)	Caribbean (1)	Other countries (1)
2022	Net interest income (2)	$6,657	$1,672	$1,655	$2,814	$(157)	$12,641	$9,870	$1,732	$873	$166
	Non-interest income (3)(4)	2,252	3,582	802	2,187	369	9,192	6,467	1,551	718	456
	Total revenue	8,909	5,254	2,457	5,001	212	21,833	16,337	3,283	1,591	622
	Provision for (reversal of) credit losses	876	23	218	(62)	2	1,057	864	191	1	1
	Amortization and impairment (5)	226	2	113	6	700	1,047	824	136	67	20
	Other non-interest expenses	4,749	2,654	1,215	2,431	707	11,756	9,299	1,690	535	232
	Income (loss) before income taxes	3,058	2,575	911	2,626	(1,197)	7,973	5,350	1,266	988	369
	Income taxes (2)	809	680	151	718	(628)	1,730	1,195	320	116	99
	Net income (loss)	$2,249	$1,895	$760	$1,908	$(569)	$6,243	$4,155	$946	$872	$270
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$23	$23	$–	$–	$23	$–
	Equity shareholders	2,249	1,895	760	1,908	(592)	6,220	4,155	946	849	270
	Average assets (6)(7)	$305,070	$84,693	$53,983	$284,259	$172,208	$900,213	$685,956	$147,723	$43,123	$23,411
2021	Net interest income (2)	$5,954	$1,291	$1,449	$2,701	$64	$11,459	$9,159	$1,470	$672	$158
	Non-interest income (3)(4)	2,196	3,379	745	1,819	417	8,556	6,230	1,365	622	339
	Total revenue	8,150	4,670	2,194	4,520	481	20,015	15,389	2,835	1,294	497
	Provision for (reversal of) credit losses	350	(39)	(75)	(100)	22	158	320	(165)	21	(18)
	Amortization and impairment (5)	213	27	109	11	657	1,017	812	128	60	17
	Other non-interest expenses	4,201	2,416	1,012	2,106	783	10,518	8,423	1,382	504	209
	Income (loss) before income taxes	3,386	2,266	1,148	2,503	(981)	8,322	5,834	1,490	709	289
	Income taxes (2)	892	601	222	646	(485)	1,876	1,320	381	101	74
	Net income (loss)	$2,494	$1,665	$926	$1,857	$(496)	$6,446	$4,514	$1,109	$608	$215
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$17	$17	$–	$–	$17	$–
	Equity shareholders	2,494	1,665	926	1,857	(513)	6,429	4,514	1,109	591	215
	Average assets (6)(7)	$272,645	$70,070	$46,733	$255,063	$165,110	$809,621	$624,791	$130,302	$36,777	$17,751

(1)	Net income and average assets are allocated based on the geographic location where they are recorded.
(2)	Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of $211 million (2021: $204 million) with an equivalent offset in Corporate and Other.
(3)
The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management, Capital Markets and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets and Canadian Commercial Banking and Wealth Management.

(4)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(5)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(6)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(7)	Average balances are calculated as a weighted average of daily closing balances.

Breakdown of revenue from reporting segments
The following table provides a breakdown of revenue from our reporting segments:

$ millions, for the year ended October 31	2022	2021
Canadian Personal and Business Banking	$8,909	$8,150
Canadian Commercial Banking and Wealth Management
Commercial banking	$2,278	$1,827
Wealth management	2,976	2,843
	$5,254	$4,670
U.S. Commercial Banking and Wealth Management
Commercial banking	$1,613	$1,444
Wealth management (1)	844	750
	$2,457	$2,194
Capital Markets (2)
Global markets	$2,322	$2,076
Corporate and investment banking	1,700	1,616
Direct financial services	979	828
	$5,001	$4,520
Corporate and Other (2)
International banking	$778	$687
Other	(566)	(206)
	$212	$481

(1)	Includes revenue related to the U.S. Paycheck Protection Program.
(2)	Capital Markets revenue includes a TEB adjustment of $211 million (2021: $204 million) with an equivalent offset in Corporate and Other.